Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	96 Months Ended	105 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000127094 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Event-Driven Fund (Class A/WCERX) at POP
Average Annual Return, Percent	[1],[2]	1.70%	1.72%		3.87%
C000194736 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Credit Event Fund (Class A/WCFRX) at POP
Average Annual Return, Percent	[3],[4]	(1.37%)	3.18%	5.01%
Without Sales Load [Member] | C000127095 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Event-Driven Fund (Class I/WCEIX) at NAV
Average Annual Return, Percent	[5]	7.89%	3.13%			4.59%
Without Sales Load [Member] | C000127094 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Event-Driven Fund (Class A/WCERX) at NAV
Average Annual Return, Percent	[6]	7.62%	2.88%		4.55%
Without Sales Load [Member] | C000194736 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Credit Event Fund (Class A/WCFRX) at NAV
Average Annual Return, Percent	[7]	4.37%	4.35%	5.75%
Without Sales Load [Member] | C000194735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Westchester Credit Event Fund (Class I/WCFIX) at NAV
Average Annual Return, Percent	[8]	4.63%	4.65%	5.99%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	1.74%	1.90%	2.01%
ICE BofA U S Treasury Bill 3 Month Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Treasury Bill 3 Month Index
Average Annual Return, Percent		4.18%	3.17%	2.58%	2.44%	2.18%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[6]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[7]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[8]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.